Trade receivables and other current assets	12 Months Ended
Dec. 31, 2025
Trade receivables and other current assets
Trade receivables and other current assets

18.  Trade receivables and other current assets

	December 31, 2025	December 31, 2024
Trade receivables	31,743	32,886
Deposits and prepayments	4,648	4,274
VAT refundable	7,079	4,962
Other receivables	53	9
Total	43,523	42,131

The Group does not hold any collateral over the trade receivables balances, nor is there any related financing component.

The fair values of trade and other receivables approximate to their carrying amounts as presented above as they are mostly of a short-term nature.

The exposure of the Group to credit risk and impairment losses in relation to trade and other receivables is reported in Note 28 to these consolidated financial statements.

The amount of ECL balance in respect of trade and other receivables is 1,453 as at December 31, 2024 and 1,462 as at December 31, 2025.